CONVERTIBLE NOTE, NET - Summary of warrants activity (Detail) - shares		12 Months Ended
	Jul. 22, 2020	Sep. 30, 2021	Sep. 30, 2020
Number of shares, Beginning balance		109,567	0
Number of shares, Ending balance		293,133	109,567
Weighted average life, Beginning balance		4 years 10 months 2 days
Weighted average life, Grants	5 years
Weighted average life, Ending balance		4 years 3 months	4 years 10 months 2 days
Warrant Expiry Date July 29, 2025 [Member]
Number of shares, Grants			104,871
Weighted average life, Grants			5 years
Expiration dates, Grants			Jul. 29, 2025
Warrant Expiry Date September 25, 2025 [Member]
Number of shares, Grants			4,696
Weighted average life, Grants			5 years
Expiration dates, Grants			Sep. 25, 2025
Warrant Expiry Date October 14, 2025 [Member]
Number of shares, Grants		4,815
Weighted average life, Grants		5 years
Expiration dates, Grants		Oct. 14, 2025
Warrant Expiry Date October 20, 2025 [Member]
Number of shares, Grants		13,848
Weighted average life, Grants		5 years
Expiration dates, Grants		Oct. 20, 2025
Warrant Expiry Date October 29, 2025 [Member]
Number of shares, Grants		15,619
Weighted average life, Grants		5 years
Expiration dates, Grants		Oct. 29, 2025
Warrant Expiry Date December 15, 2025 [Member]
Number of shares, Grants		28,718
Weighted average life, Grants		5 years
Expiration dates, Grants		Dec. 15, 2025
Warrant Expiry Date February 25, 2026 [Member]
Number of shares, Grants		23,152
Weighted average life, Grants		5 years
Expiration dates, Grants		Feb. 25, 2026
Warrant Expiry Date April 7, 2026 [Member]
Number of shares, Grants		15,870
Weighted average life, Grants		5 years
Expiration dates, Grants		Apr. 07, 2026
Warrant Expiry Date May 18, 2026 [Member]
Number of shares, Grants		8,599
Weighted average life, Grants		5 years
Expiration dates, Grants		May 18, 2026
Warrant Expiry Date June 21, 2026 [Member]
Number of shares, Grants		13,575
Weighted average life, Grants		5 years
Expiration dates, Grants		Jun. 21, 2026
Warrant Expiry Date July 13, 2026 [Member]
Number of shares, Grants		37,177
Weighted average life, Grants		5 years
Expiration dates, Grants		Jul. 13, 2026
Warrant Expiry Date July 30, 2026 [Member]
Number of shares, Grants		8,865
Weighted average life, Grants		5 years
Expiration dates, Grants		Jul. 30, 2026
Warrant Expiry Date September 8, 2026 [Member]
Number of shares, Grants		6,556
Weighted average life, Grants		5 years
Expiration dates, Grants		Sep. 08, 2026
Warrant Expiry Date September 30, 2026 [Member]
Number of shares, Grants		6,772
Weighted average life, Grants		5 years
Expiration dates, Grants		Sep. 30, 2026